UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS U.S. Bond Index Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 24.3%
Consumer Discretionary 1.8%
CBS Corp., 5.75%, 4/15/2020	165,000	194,276
Comcast Corp.:
6.4%, 5/15/2038	80,000	100,612
6.95%, 8/15/2037	125,000	166,202
DIRECTV Holdings LLC:
3.55%, 3/15/2015	125,000	130,852
5.875%, 10/1/2019	80,000	94,750
Home Depot, Inc., 5.4%, 3/1/2016	245,000	277,409
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	85,365
Lowe's Companies, Inc., 5.0%, 10/15/2015	105,000	116,806
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	59,906
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	174,877
Series I, 6.3%, 10/15/2037	60,000	81,097
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	40,000	45,142
NBCUniversal Media LLC, 5.15%, 4/30/2020	40,000	47,406
News America, Inc.:
6.4%, 12/15/2035	40,000	48,347
6.65%, 11/15/2037	80,000	98,829
6.9%, 3/1/2019	80,000	100,707
6.9%, 8/15/2039	40,000	50,924
Nordstrom, Inc., 6.25%, 1/15/2018	125,000	149,588
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	96,539
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	48,555
Target Corp.:
5.375%, 5/1/2017	100,000	117,023
7.0%, 1/15/2038	75,000	107,145
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	108,251
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	95,023
Time Warner Cable, Inc.:
6.75%, 6/15/2039	185,000	218,322
8.75%, 2/14/2019	105,000	138,864
Time Warner Companies, Inc., 6.95%, 1/15/2028	25,000	32,322
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	91,563
6.25%, 3/29/2041	80,000	94,572
6.625%, 5/15/2029	10,000	12,351
7.7%, 5/1/2032	21,000	28,618
VF Corp., 6.45%, 11/1/2037	15,000	18,853
Viacom, Inc., 6.875%, 4/30/2036	80,000	98,752
Walt Disney Co.:
3.7%, 12/1/2042	80,000	76,791
Series B, 5.875%, 12/15/2017	40,000	48,408
Series B, 6.2%, 6/20/2014	60,000	64,251
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	41,893
Yum! Brands, Inc., 6.25%, 4/15/2016	40,000	45,685

		3,606,876
Consumer Staples 2.0%
Altria Group, Inc.:
9.25%, 8/6/2019	35,000	48,786
10.2%, 2/6/2039	164,000	276,020
Anheuser-Busch Companies, Inc., 5.95%, 1/15/2033	40,000	48,550
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	125,000	117,169
5.375%, 1/15/2020	245,000	295,491
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	60,000	57,433
Beam, Inc., 5.375%, 1/15/2016	13,000	14,430
Bottling Group LLC, 5.5%, 4/1/2016	40,000	45,483
ConAgra Foods, Inc.:
7.0%, 4/15/2019	40,000	50,060
7.125%, 10/1/2026	80,000	102,111
Costco Wholesale Corp., 5.5%, 3/15/2017	105,000	123,232
CVS Caremark Corp.:
5.75%, 6/1/2017	22,000	26,016
6.25%, 6/1/2027	80,000	102,334
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	18,725
General Mills, Inc.:
5.2%, 3/17/2015	185,000	200,967
5.7%, 2/15/2017	40,000	46,690
Kellogg Co., Series B, 7.45%, 4/1/2031	40,000	54,208
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	56,153
Kraft Foods Group, Inc., 5.0%, 6/4/2042	50,000	53,611
Kroger Co.:
3.9%, 10/1/2015	80,000	85,484
8.0%, 9/15/2029	40,000	52,650
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	40,000	45,464
5.9%, 11/1/2039	20,000	23,688
Mondelez International, Inc.:
6.125%, 2/1/2018	290,000	347,813
6.5%, 8/11/2017	80,000	96,596
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	34,231
PepsiCo, Inc.:
4.5%, 1/15/2020	245,000	282,674
5.0%, 6/1/2018	80,000	94,094
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	150,093
6.375%, 5/16/2038	20,000	25,931
Procter & Gamble Co.:
4.7%, 2/15/2019	165,000	194,493
4.85%, 12/15/2015	125,000	139,042
Reynolds American, Inc., 7.625%, 6/1/2016	60,000	71,459
Safeway, Inc., 5.0%, 8/15/2019	80,000	89,183
Wal-Mart Stores, Inc.:
5.0%, 10/25/2040	75,000	85,947
5.25%, 9/1/2035	100,000	117,399
5.875%, 4/5/2027	40,000	52,592
6.2%, 4/15/2038	80,000	105,534
Walgreen Co., 5.25%, 1/15/2019	125,000	145,630

		3,977,466
Energy 2.2%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	41,000	50,420
Anadarko Holding Co., 7.5%, 10/15/2026	60,000	72,510
Anadarko Petroleum Corp., 6.375%, 9/15/2017	100,000	119,361
Apache Corp., 6.0%, 1/15/2037	80,000	96,086
Buckeye Partners LP, 6.05%, 1/15/2018	40,000	45,578
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	20,000	24,257
Cenovus Energy, Inc., 4.5%, 9/15/2014	165,000	173,744
Chevron Corp., 4.95%, 3/3/2019	100,000	119,368
ConocoPhillips, 5.75%, 2/1/2019	80,000	97,877
ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/2036	80,000	99,691
ConocoPhillips Holding Co., 6.95%, 4/15/2029	125,000	168,868
DCP Midstream LLC, 8.125%, 8/16/2030	20,000	25,877
Devon Energy Corp., 6.3%, 1/15/2019	40,000	48,291
EnCana Corp., 5.9%, 12/1/2017	125,000	147,291
Energy Transfer Partners LP:
6.125%, 2/15/2017	20,000	23,156
6.625%, 10/15/2036	20,000	22,805
9.0%, 4/15/2019	48,000	63,241
Enterprise Products Operating LLC:
5.25%, 1/31/2020	145,000	169,783
Series D, 6.875%, 3/1/2033	20,000	25,342
EOG Resources, Inc., 5.625%, 6/1/2019	165,000	200,518
Halliburton Co.:
5.9%, 9/15/2018	60,000	73,572
6.7%, 9/15/2038	60,000	81,342
7.45%, 9/15/2039	40,000	58,710
Hess Corp., 7.125%, 3/15/2033	21,000	25,892
Kerr-McGee Corp., 7.875%, 9/15/2031	60,000	78,636
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	50,000	62,714
6.95%, 1/15/2038	125,000	156,901
7.3%, 8/15/2033	40,000	51,184
7.4%, 3/15/2031	40,000	51,398
Marathon Petroleum Corp., 6.5%, 3/1/2041	80,000	99,470
Nexen, Inc., 7.875%, 3/15/2032	40,000	58,072
ONEOK Partners LP:
6.15%, 10/1/2016	60,000	69,344
8.625%, 3/1/2019	20,000	26,491
ONEOK, Inc., 5.2%, 6/15/2015	40,000	43,485
Petro-Canada, 6.8%, 5/15/2038	80,000	104,326
Petroleos Mexicanos, 6.0%, 3/5/2020	245,000	289,100
Plains All American Pipeline LP:
5.75%, 1/15/2020	40,000	48,038
6.5%, 5/1/2018	80,000	98,363
Statoil ASA, 5.25%, 4/15/2019	165,000	199,030
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	47,784
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	40,000	48,457
6.2%, 10/15/2037	40,000	50,317
6.35%, 5/15/2067	20,000	21,335
6.5%, 8/15/2018	125,000	155,611
Transocean, Inc.:
6.0%, 3/15/2018	40,000	45,304
6.8%, 3/15/2038	20,000	22,028
Valero Energy Corp.:
7.5%, 4/15/2032	20,000	26,005
9.375%, 3/15/2019	165,000	225,106
10.5%, 3/15/2039	30,000	48,043
Weatherford International Ltd.:
5.5%, 2/15/2016	40,000	43,677
6.0%, 3/15/2018	165,000	188,221
Williams Companies, Inc., 8.75%, 3/15/2032	58,000	78,086
Williams Partners LP, 5.25%, 3/15/2020	100,000	113,958

		4,584,064
Financials 10.2%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	82,000	95,714
6.7%, 5/15/2036	41,000	56,443
Allstate Corp., 5.35%, 6/1/2033	41,000	47,921
American Express Co., 2.65%, 12/2/2022	208,000	203,830
American International Group, Inc.:
5.05%, 10/1/2015	100,000	109,547
Series G, 5.85%, 1/16/2018	40,000	46,825
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	148,701
Apache Finance Canada Corp., 7.75%, 12/15/2029	20,000	27,428
AXA SA, 8.6%, 12/15/2030	40,000	51,291
Bank of America Corp.:
5.75%, 12/1/2017	350,000	404,830
Series L, 7.625%, 6/1/2019	205,000	260,407
Bank of America NA:
5.3%, 3/15/2017	250,000	280,120
6.0%, 10/15/2036	100,000	119,834
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	35,000	42,311
5.5%, 12/1/2017	50,000	57,738
Bank of Nova Scotia, 3.4%, 1/22/2015	330,000	346,078
Bank One Corp., 7.625%, 10/15/2026	40,000	54,740
Barclays Bank PLC, 2.75%, 2/23/2015	250,000	258,184
BB&T Corp., 5.2%, 12/23/2015	210,000	233,229
Bear Stearns Companies LLC:
5.3%, 10/30/2015	125,000	138,137
5.7%, 11/15/2014	80,000	86,221
7.25%, 2/1/2018	235,000	292,050
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	100,000	118,985
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	165,000	173,167
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	125,000	144,833
6.5%, 4/1/2019	40,000	50,599
BlackRock, Inc., 3.5%, 12/10/2014	165,000	173,283
BNP Paribas SA, 2.375%, 9/14/2017	205,000	208,036
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	96,261
BP Capital Markets PLC, 4.75%, 3/10/2019	290,000	335,921
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	98,608
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	40,000	43,011
5.45%, 4/15/2018	80,000	95,328
China Development Bank Corp., 5.0%, 10/15/2015	50,000	54,851
Chubb Corp.:
6.0%, 5/11/2037	60,000	76,915
Series 1, 6.5%, 5/15/2038	20,000	27,095
Citigroup, Inc.:
4.45%, 1/10/2017	80,000	88,075
5.5%, 2/15/2017	80,000	88,962
6.0%, 8/15/2017	40,000	46,703
6.0%, 10/31/2033	80,000	89,214
6.125%, 11/21/2017 (a)	160,000	189,179
6.125%, 5/15/2018	80,000	95,306
6.625%, 6/15/2032	60,000	71,524
8.125%, 7/15/2039	80,000	117,266
8.5%, 5/22/2019	80,000	106,580
CNA Financial Corp., 5.85%, 12/15/2014	80,000	86,133
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/2022	155,000	163,503
Credit Suisse (U.S.A.), Inc., 5.125%, 8/15/2015	20,000	21,951
Credit Suisse New York, 5.3%, 8/13/2019	150,000	176,824
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	225,000	254,070
Devon Financing Corp. LLC, 7.875%, 9/30/2031	40,000	54,245
Diageo Capital PLC, 5.75%, 10/23/2017	165,000	196,608
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	186,539
Export-Import Bank of Korea, 5.875%, 1/14/2015	200,000	216,544
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	44,392
5.45%, 1/15/2017	20,000	22,459
8.25%, 3/1/2038	40,000	55,371
Ford Motor Credit Co., LLC:
4.25%, 2/3/2017	250,000	267,545
4.25%, 9/20/2022	250,000	258,487
General Electric Capital Corp.:
3.15%, 9/7/2022 (a)	125,000	124,201
Series A, 4.875%, 3/4/2015	390,000	420,707
Series A, 5.0%, 1/8/2016	125,000	138,580
5.5%, 1/8/2020	165,000	195,520
5.875%, 1/14/2038	125,000	145,748
Series A, 6.15%, 8/7/2037	105,000	126,758
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	105,000	126,930
6.375%, 5/15/2038	105,000	140,425
H.J. Heinz Finance Co., 6.75%, 3/15/2032	40,000	44,550
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	23,347
HCP, Inc., (REIT), 6.0%, 1/30/2017	205,000	237,299
HSBC Bank U.S.A. NA:
4.625%, 4/1/2014	50,000	51,888
7.0%, 1/15/2039	50,000	65,896
HSBC Finance Corp.:
5.0%, 6/30/2015	40,000	43,244
5.5%, 1/19/2016	100,000	111,300
HSBC Holdings PLC:
5.1%, 4/5/2021	105,000	121,324
6.5%, 5/2/2036	100,000	122,600
Inter-American Development Bank, 3.875%, 9/17/2019	410,000	476,319
Jefferies Group, Inc., 8.5%, 7/15/2019	20,000	24,898
John Deere Capital Corp., 2.95%, 3/9/2015	125,000	130,672
JPMorgan Chase & Co.:
4.625%, 5/10/2021	125,000	139,712
6.0%, 1/15/2018	290,000	344,622
6.125%, 6/27/2017	40,000	46,940
6.3%, 4/23/2019	80,000	97,713
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	282,946
KeyBank NA:
5.45%, 3/3/2016	25,000	28,033
5.8%, 7/1/2014	350,000	371,504
Lincoln National Corp., 8.75%, 7/1/2019	130,000	176,202
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015	9,000	10,010
Mellon Funding Corp., 5.0%, 12/1/2014	40,000	42,741
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016	50,000	55,589
Series C, 6.4%, 8/28/2017	40,000	46,948
6.5%, 7/15/2018	40,000	47,533
MetLife, Inc.:
5.0%, 6/15/2015	145,000	157,933
6.4%, 12/15/2036	20,000	21,875
6.75%, 6/1/2016	245,000	288,019
Morgan Stanley:
5.45%, 1/9/2017	100,000	111,933
Series F, 5.625%, 9/23/2019	150,000	172,482
Series F, 6.0%, 4/28/2015	350,000	381,250
6.375%, 7/24/2042	80,000	96,116
7.3%, 5/13/2019	125,000	154,685
National City Corp., 4.9%, 1/15/2015	80,000	85,801
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	147,051
NiSource Finance Corp.:
5.25%, 9/15/2017	60,000	68,855
5.45%, 9/15/2020	60,000	70,320
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	174,285
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	149,252
Petrobras International Finance Co., 5.75%, 1/20/2020	410,000	451,564
PNC Funding Corp.:
4.25%, 9/21/2015	125,000	135,493
6.7%, 6/10/2019	80,000	100,949
Principal Financial Group, Inc., 4.625%, 9/15/2042	100,000	103,021
ProLogis LP, (REIT), 6.625%, 5/15/2018	105,000	126,265
Protective Life Corp.:
7.375%, 10/15/2019	40,000	49,100
8.45%, 10/15/2039	40,000	52,733
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	80,000	84,170
Series B, 5.1%, 9/20/2014	80,000	85,062
Series B, 5.75%, 7/15/2033	20,000	22,953
Series D, 6.625%, 12/1/2037	40,000	50,280
7.375%, 6/15/2019	80,000	102,717
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019	165,000	227,309
Royal Bank of Canada:
0.625%, 12/4/2015	40,000	39,976
1.2%, 9/19/2017	70,000	70,228
Royal Bank of Scotland PLC, 4.375%, 3/16/2016	205,000	223,114
Shell International Finance BV:
4.3%, 9/22/2019	65,000	75,290
6.375%, 12/15/2038	165,000	227,884
Simon Property Group LP (REIT):
5.1%, 6/15/2015	40,000	43,747
5.25%, 12/1/2016	80,000	91,025
6.125%, 5/30/2018	105,000	128,286
SLM Corp., 7.25%, 1/25/2022	125,000	139,688
Telecom Italia Capital SA, 7.721%, 6/4/2038	80,000	83,275
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	165,000	172,375
The Goldman Sachs Group, Inc.:
5.35%, 1/15/2016	105,000	116,147
5.375%, 3/15/2020	100,000	113,930
6.125%, 2/15/2033	40,000	46,008
6.15%, 4/1/2018	205,000	241,565
6.25%, 9/1/2017	165,000	193,815
6.75%, 10/1/2037	195,000	218,515
The Travelers Companies, Inc., 6.25%, 6/15/2037	125,000	166,691
Total Capital SA, 3.0%, 6/24/2015	165,000	173,461
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	125,000	124,864
3.2%, 6/17/2015	165,000	174,213
U.S. Bancorp., 2.95%, 7/15/2022	165,000	164,212
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	56,119
5.875%, 12/20/2017	225,000	266,869
Vale Overseas Ltd.:
6.25%, 1/23/2017	80,000	91,275
6.875%, 11/21/2036	125,000	141,982
Verizon Wireless Capital LLC, 8.5%, 11/15/2018	165,000	219,582
Wachovia Corp.:
5.25%, 8/1/2014	40,000	42,321
5.625%, 10/15/2016	80,000	91,303
5.75%, 6/15/2017	40,000	47,010
Wells Fargo & Co.:
3.5%, 3/8/2022	205,000	215,455
5.125%, 9/15/2016	40,000	45,168
5.375%, 2/7/2035	125,000	146,055
Western Union Co.:
5.93%, 10/1/2016	125,000	138,052
6.2%, 11/17/2036	20,000	20,500
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	192,910

		20,933,034
Health Care 1.7%
AbbVie, Inc.:
144A, 2.9%, 11/6/2022	122,000	122,110
144A, 4.4%, 11/6/2042	41,000	41,338
Actavis, Inc., 3.25%, 10/1/2022	80,000	81,095
Aetna, Inc., 6.625%, 6/15/2036	41,000	53,251
Amgen, Inc.:
4.85%, 11/18/2014	20,000	21,340
5.375%, 5/15/2043	125,000	139,055
5.85%, 6/1/2017	105,000	124,031
AstraZeneca PLC, 5.9%, 9/15/2017	205,000	246,082
Baxter International, Inc.:
2.4%, 8/15/2022	80,000	78,291
4.625%, 3/15/2015	20,000	21,499
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	78,197
3.25%, 11/12/2020	80,000	84,937
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	93,509
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	17,000	21,327
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	80,576
Covidien International Finance SA:
6.0%, 10/15/2017	60,000	71,980
6.55%, 10/15/2037	20,000	27,078
Eli Lilly & Co., 5.2%, 3/15/2017	105,000	121,706
Express Scripts Holding Co., 7.25%, 6/15/2019	105,000	133,926
Genentech, Inc., 4.75%, 7/15/2015	40,000	43,581
Johnson & Johnson:
4.85%, 5/15/2041	80,000	94,741
5.55%, 8/15/2017	80,000	95,684
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	41,063
McKesson Corp., 5.7%, 3/1/2017	60,000	70,147
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	74,247
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	60,000	65,894
6.5%, 3/15/2039	20,000	27,583
Merck & Co., Inc.:
5.0%, 6/30/2019	100,000	119,233
5.85%, 6/30/2039	20,000	25,861
6.5%, 12/1/2033	20,000	27,858
Pfizer, Inc., 6.2%, 3/15/2019	125,000	156,904
Pharmacia Corp., 6.6%, 12/1/2028	75,000	102,745
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	82,078
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	114,335
UnitedHealth Group, Inc.:
5.0%, 8/15/2014	9,000	9,551
6.0%, 2/15/2018	410,000	495,735
WellPoint, Inc., 5.85%, 1/15/2036	125,000	147,495
Wyeth LLC:
5.5%, 2/15/2016	40,000	45,434
5.95%, 4/1/2037	40,000	51,089

		3,532,586
Industrials 1.3%
3M Co., 5.7%, 3/15/2037	20,000	25,828
ADT Corp., 144A, 4.875%, 7/15/2042	21,000	19,948
Boeing Co.:
3.75%, 11/20/2016	80,000	87,213
6.625%, 2/15/2038	40,000	55,031
Burlington Northern Santa Fe LLC, 5.75%, 5/1/2040	100,000	119,803
Canadian National Railway Co., 6.375%, 11/15/2037	40,000	55,415
Caterpillar, Inc., 3.803%, 8/15/2042	100,000	94,788
CSX Corp.:
6.0%, 10/1/2036	80,000	95,595
6.15%, 5/1/2037	40,000	48,768
Danaher Corp., 5.625%, 1/15/2018	40,000	47,577
Deere & Co., 8.1%, 5/15/2030	40,000	60,966
Emerson Electric Co.:
4.75%, 10/15/2015	75,000	82,622
5.25%, 10/15/2018	40,000	47,690
General Electric Co.:
4.125%, 10/9/2042	80,000	80,204
5.25%, 12/6/2017	80,000	93,711
Honeywell International, Inc.:
5.3%, 3/1/2018	40,000	47,577
5.7%, 3/15/2036	40,000	50,429
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	145,000	175,010
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	75,000	100,430
Lockheed Martin Corp., 144A, 4.07%, 12/15/2042	85,000	77,739
M.D.C. Holdings, Inc., Series 001, 5.375%, 7/1/2015	25,000	27,005
Norfolk Southern Corp., 5.64%, 5/17/2029	96,000	112,316
Raytheon Co.:
4.4%, 2/15/2020	80,000	90,965
7.2%, 8/15/2027	60,000	82,754
Republic Services, Inc., 5.0%, 3/1/2020	80,000	92,571
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	52,295
Union Pacific Corp.:
5.75%, 11/15/2017	20,000	23,871
7.0%, 2/1/2016	50,000	58,184
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	55,464
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	197,416
United Technologies Corp.:
4.875%, 5/1/2015	40,000	43,616
5.375%, 12/15/2017	80,000	94,875
6.125%, 7/15/2038	165,000	214,788
Waste Management, Inc., 7.1%, 8/1/2026	80,000	107,311

		2,719,775
Information Technology 1.1%
Cisco Systems, Inc.:
5.5%, 2/22/2016	205,000	232,976
5.5%, 1/15/2040	165,000	196,892
5.9%, 2/15/2039	40,000	50,075
Corning, Inc., 5.75%, 8/15/2040	40,000	46,909
Hewlett-Packard Co.:
2.125%, 9/13/2015	125,000	126,729
4.75%, 6/2/2014	80,000	83,561
International Business Machines Corp.:
5.6%, 11/30/2039	80,000	99,644
5.7%, 9/14/2017	150,000	179,469
6.5%, 1/15/2028	105,000	140,686
Microsoft Corp.:
4.2%, 6/1/2019	80,000	91,878
5.2%, 6/1/2039	40,000	47,740
Oracle Corp.:
5.0%, 7/8/2019	80,000	95,072
5.25%, 1/15/2016	80,000	89,982
6.125%, 7/8/2039	105,000	135,371
6.5%, 4/15/2038	80,000	106,819
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	245,146
Xerox Corp., 6.75%, 2/1/2017	165,000	190,406

		2,159,355
Materials 1.0%
Alcoa, Inc.:
5.55%, 2/1/2017	62,000	68,371
5.9%, 2/1/2027	21,000	22,309
6.15%, 8/15/2020	82,000	89,278
Barrick Gold Corp., 6.95%, 4/1/2019	105,000	129,643
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040	40,000	36,907
Dow Chemical Co., 5.25%, 11/15/2041	40,000	42,760
E.I. du Pont de Nemours & Co., 6.0%, 7/15/2018	145,000	178,393
International Paper Co.:
7.5%, 8/15/2021	105,000	137,464
7.95%, 6/15/2018	80,000	102,959
Monsanto Co.:
5.5%, 8/15/2025	20,000	25,349
Series 1, 5.5%, 7/30/2035	50,000	61,002
Newmont Mining Corp.:
3.5%, 3/15/2022	40,000	40,273
5.125%, 10/1/2019	80,000	92,491
5.875%, 4/1/2035	15,000	16,569
Nucor Corp.:
5.85%, 6/1/2018	20,000	24,112
6.4%, 12/1/2037 (a)	40,000	52,398
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	99,299
PPG Industries, Inc.:
6.65%, 3/15/2018	45,000	55,520
7.7%, 3/15/2038	125,000	171,466
Praxair, Inc., 4.5%, 8/15/2019	60,000	69,683
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	24,953
6.125%, 12/15/2033	41,000	50,991
Rohm & Haas Co., 6.0%, 9/15/2017	245,000	287,723
Southern Copper Corp., 6.75%, 4/16/2040	75,000	84,552
Westvaco Corp., 7.95%, 2/15/2031	80,000	97,649

		2,062,114
Telecommunication Services 1.2%
America Movil SAB de CV:
5.75%, 1/15/2015	41,000	44,322
6.125%, 11/15/2037	30,000	34,700
6.125%, 3/30/2040	100,000	116,402
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	80,000	92,486
AT&T, Corp., 8.0%, 11/15/2031	16,000	23,346
AT&T, Inc.:
5.8%, 2/15/2019	170,000	205,013
6.55%, 2/15/2039	246,000	303,882
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	59,605
9.625%, 12/15/2030	60,000	93,001
France Telecom SA, 5.375%, 7/8/2019	125,000	145,988
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	52,386
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	50,642
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	100,630
Telefonica Emisiones SAU, 7.045%, 6/20/2036	75,000	80,512
Verizon Communications, Inc.:
5.55%, 2/15/2016	80,000	90,250
6.35%, 4/1/2019	305,000	374,279
Verizon Global Funding Corp.:
7.75%, 12/1/2030	80,000	109,288
7.75%, 6/15/2032	80,000	110,252
Vodafone Group PLC:
5.0%, 9/15/2015	145,000	159,388
6.15%, 2/27/2037	105,000	124,518

		2,370,890
Utilities 1.8%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	61,338
6.125%, 5/15/2038	82,000	105,893
American Water Capital Corp., 6.085%, 10/15/2017	80,000	95,532
Atmos Energy Corp., 4.95%, 10/15/2014	20,000	21,235
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	125,000	141,617
Series D, 7.88%, 11/1/2017	60,000	74,334
Commonwealth Edison Co.:
5.8%, 3/15/2018	40,000	48,165
Series 106, 6.15%, 9/15/2017	80,000	96,511
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	72,378
Series 08-B, 6.75%, 4/1/2038	40,000	55,848
Constellation Energy Group, Inc., 4.55%, 6/15/2015	25,000	26,871
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	40,000	43,789
Series F, 5.25%, 8/1/2033	80,000	91,522
Series B, 5.95%, 6/15/2035	40,000	49,509
DTE Electric Co., 5.7%, 10/1/2037	40,000	50,338
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	115,000	148,181
Duke Energy Indiana, Inc., 6.45%, 4/1/2039	125,000	164,920
Entergy Texas, Inc., 7.125%, 2/1/2019	115,000	142,580
Exelon Corp., 5.625%, 6/15/2035	20,000	22,149
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	118,837
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	45,997
5.55%, 11/1/2017	80,000	95,751
5.65%, 2/1/2037	40,000	49,863
KeySpan Corp., 8.0%, 11/15/2030	40,000	53,771
MidAmerican Energy Holdings Co., 6.125%, 4/1/2036	145,000	180,222
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	33,393
Northern States Power Co., 6.25%, 6/1/2036	80,000	107,307
Oncor Electric Delivery Co., 7.0%, 9/1/2022	80,000	104,085
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	47,455
6.05%, 3/1/2034	100,000	125,091
PPL Energy Supply LLC, 5.4%, 8/15/2014	80,000	84,601
PSEG Power LLC, 5.5%, 12/1/2015	40,000	44,440
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	24,165
5.795%, 3/15/2040	80,000	101,532
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	49,807
Scottish Power Ltd., 5.375%, 3/15/2015	125,000	133,161
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	58,223
6.65%, 4/1/2029	80,000	104,535
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	51,122
Southern Union Co., 8.25%, 11/15/2029	40,000	50,958
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	146,876
TransAlta Corp., 4.75%, 1/15/2015	125,000	131,919
Union Electric Co., 6.4%, 6/15/2017	80,000	96,604
United Utilities PLC, 5.375%, 2/1/2019	25,000	27,722
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	67,247
Xcel Energy, Inc., 6.5%, 7/1/2036	60,000	80,024

		3,727,418

Total Corporate Bonds (Cost $43,743,819)		49,673,578
Mortgage-Backed Securities Pass-Throughs 30.8%
Federal Home Loan Mortgage Corp.:
2.075% *, 12/1/2033	36,049	37,905
2.375% *, with various maturities from 6/1/2035 until 12/1/2035	112,487	119,749
2.489% *, 9/1/2035	29,052	31,172
2.5%, 3/1/2027	367,715	381,131
2.52% *, 9/1/2037	41,423	43,667
2.747% *, 11/1/2035	37,638	40,389
2.75% *, 3/1/2035	12,018	12,818
2.814% *, 5/1/2037	18,461	19,805
2.854% *, 9/1/2035	85,438	90,843
2.875% *, 3/1/2036	275,452	295,523
2.934% *, 8/1/2036	16,596	17,666
3.0%, 11/1/2026	258,434	272,688
3.16% *, 11/1/2035	66,305	70,867
3.305% *, 4/1/2037	26,928	28,795
3.5%, with various maturities from 8/1/2027 until 7/1/2042	2,800,535	2,953,251
4.0%, with various maturities from 1/1/2020 until 8/1/2042	2,147,733	2,312,109
4.5%, with various maturities from 1/1/2020 until 9/1/2041	2,923,319	3,154,983
4.915% *, 12/1/2034	18,248	19,339
5.0%, with various maturities from 12/1/2017 until 3/1/2040	2,489,653	2,701,510
5.5%, with various maturities from 11/1/2013 until 11/1/2038	2,256,960	2,456,666
5.515% *, 1/1/2037	18,293	19,671
5.635% *, 4/1/2036	14,351	15,094
5.696% *, 4/1/2037	77,518	84,276
5.737% *, 2/1/2038	88,250	95,944
5.979% *, 5/1/2037	19,524	20,995
5.994% *, 12/1/2036	11,109	11,849
6.0%, with various maturities from 9/1/2021 until 2/1/2038	1,072,281	1,179,349
6.064% *, 2/1/2037	18,577	19,976
6.5%, with various maturities from 12/1/2014 until 11/1/2037	666,786	747,127
7.0%, with various maturities from 12/1/2024 until 12/1/2026	13,931	16,143
7.5%, with various maturities from 5/1/2024 until 6/1/2027	3,661	4,207
Federal National Mortgage Association:
2.334% *, 6/1/2035	63,980	66,953
2.347% *, 6/1/2035	44,978	48,189
2.7% *, 3/1/2035	78,847	83,061
2.722% *, 10/1/2036	27,461	29,096
2.724% *, 1/1/2037	12,952	13,753
2.725% *, 6/1/2036	58,751	61,833
2.74% *, 1/1/2036	58,098	61,919
2.748% *, 7/1/2035	25,385	27,145
2.767% *, 1/1/2036	49,342	52,377
2.805% *, 3/1/2037	21,825	23,469
2.807% *, 11/1/2036	35,622	38,305
2.86% *, 1/1/2037	27,386	29,449
2.935% *, 4/1/2035	80,239	86,270
3.0%, with various maturities from 1/1/2027 until 10/1/2042 (b)	2,419,949	2,518,558
3.257% *, 8/1/2036	15,145	16,234
3.482% *, 6/1/2041	182,215	192,969
3.5%, with various maturities from 12/1/2026 until 8/1/2042	4,861,088	5,147,074
3.506% *, 5/1/2041	111,432	117,860
3.607% *, 5/1/2040	157,079	164,219
4.0%, with various maturities from 12/1/2020 until 4/1/2042	6,935,768	7,448,102
4.5%, with various maturities from 2/1/2020 until 6/1/2042	5,671,587	6,154,136
4.941% *, 8/1/2035	58,126	61,566
5.0%, with various maturities from 11/1/2020 until 9/1/2041	4,094,873	4,466,040
5.5%, with various maturities from 8/1/2019 until 12/1/2038	1,929,663	2,110,785
5.979% *, 9/1/2036	11,326	12,014
6.0%, with various maturities from 12/1/2016 until 11/1/2037	1,644,803	1,807,814
6.5%, with various maturities from 1/1/2018 until 1/1/2038	1,077,264	1,205,886
7.0%, with various maturities from 10/1/2015 until 6/1/2038	339,485	388,739
7.5%, with various maturities from 1/1/2024 until 4/1/2028	10,935	12,690
8.0%, with various maturities from 12/1/2021 until 11/1/2031	20,003	23,627
8.5%, with various maturities from 12/1/2025 until 8/1/2031	5,268	6,199
Government National Mortgage Association:
3.0% *, 6/20/2041	232,625	243,425
3.5%, with various maturities from 10/20/2041 until 8/20/2042 (b)	2,408,198	2,582,651
4.0%, with various maturities from 11/15/2024 until 5/20/2042	1,637,157	1,772,957
4.5%, with various maturities from 5/15/2039 until 1/20/2041	2,718,608	2,996,342
5.0%, with various maturities from 10/20/2035 until 8/20/2042	2,364,848	2,595,235
5.5%, with various maturities from 9/15/2033 until 10/20/2040	1,632,461	1,802,055
6.0%, with various maturities from 2/15/2029 until 12/15/2038	586,267	662,438
6.5%, with various maturities from 11/15/2023 until 10/20/2037	391,102	446,742
7.0%, 1/15/2039	65,520	76,061
7.5%, with various maturities from 8/15/2029 until 6/15/2032	26,407	31,209
8.0%, with various maturities from 7/15/2022 until 3/15/2032	47,520	55,885

Total Mortgage-Backed Securities Pass-Throughs (Cost $60,230,355)		63,016,838
Asset-Backed 0.4%
Automobile Receivables 0.2%
Carmax Auto Owner Trust, "A3", Series 2012-2, 0.84%, 3/15/2017	125,000	125,721
Honda Auto Receivables Owner Trust, "A4", Series 2012-1, 0.97%, 4/16/2018	100,000	100,805
Volkswagen Auto Loan Enhanced Trust, "A3", Series 2012-2, 0.46%, 1/20/2017	125,000	124,866

		351,392
Credit Card Receivables 0.1%
Citibank Credit Card Issuance Trust:
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	113,495
"A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	119,784

		233,279
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	112,013
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	58,011

		170,024

Total Asset-Backed (Cost $715,628)		754,695
Commercial Mortgage-Backed Securities 1.7%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-4, 5.675%, 7/10/2046	100,000	113,033
Banc of America Merrill Lynch Commercial Mortgage, Inc., "AJ", Series 2005-6, 5.359% *, 9/10/2047	80,000	87,541
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4A", Series 2005-PWR9, 4.871%, 9/11/2042	75,000	81,042
"A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	115,127
Citigroup Commercial Mortgage Trust, "A3", Series 2006-C4, 5.934% *, 3/15/2049	80,000	90,006
Commercial Mortgage Pass-Through Certificates:
"A3", Series 2006-C5, 5.311%, 12/15/2039	80,000	89,587
"A3", Series 2006-C4, 5.467%, 9/15/2039	123,208	138,031
"A4", Series 2006-C1, 5.581% *, 2/15/2039	315,000	349,642
Commercial Mortgage Trust:
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	248,208
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	132,805
"A4", Series 2007-C9, 5.993% *, 12/10/2049	80,000	93,744
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	106,465
"A4", Series 2006-GG6, 5.553%, 4/10/2038	85,000	93,977
"A4", Series 2007-GG10, 5.982% *, 8/10/2045	105,000	120,148
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-CB12, 4.895%, 9/12/2037	150,000	162,037
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	142,130
"A4", Series 2007-CB18, 5.44%, 6/12/2047	85,000	96,418
"AJ", Series 2005-LDP5, 5.489% *, 12/15/2044	85,000	92,045
"A4", Series 2007-CB19, 5.91% *, 2/12/2049	100,000	115,320
LB-UBS Commercial Mortgage Trust:
"A2", Series 2006-C6, 5.262%, 9/15/2039	576	582
"A3", Series 2007-C2, 5.43%, 2/15/2040	145,000	163,392
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	55,953
"A3", Series 2007-C7, 5.866%, 9/15/2045	90,000	103,588
Morgan Stanley Capital I Trust:
"A2", Series 2011-C3, 3.224%, 7/15/2049	100,000	106,985
"A4", Series 2007-T27, 5.816% *, 6/11/2042	150,000	175,478
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	184,990
Wachovia Bank Commercial Mortgage Trust:
"AM", Series 2005-C22, 5.333% *, 12/15/2044	85,000	93,451
"A4", Series 2006-C23, 5.418%, 1/15/2045	47,740	52,262
"AM", Series 2006-C26, 5.965% *, 6/15/2045	110,000	124,630

Total Commercial Mortgage-Backed Securities (Cost $3,134,676)		3,528,617
Government & Agency Obligations 41.5%
Other Government Related (c) 1.2%
European Investment Bank:
4.875%, 2/15/2036	165,000	196,450
5.125%, 5/30/2017	40,000	46,858
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	80,000	114,214
International Bank for Reconstruction & Development:
4.75%, 2/15/2035	20,000	24,544
5.0%, 4/1/2016	40,000	45,372
8.625%, 10/15/2016	100,000	126,960
Japan Bank for International Corp., 2.875%, 2/2/2015	300,000	312,988
KFW:
Zero Coupon, 6/29/2037	410,000	178,719
2.375%, 8/25/2021	165,000	170,627
2.625%, 3/3/2015	495,000	515,889
4.125%, 10/15/2014	125,000	132,138
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	165,000	174,916
5.125%, 2/1/2017	80,000	93,088
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	165,000	189,544
6.625%, 6/15/2035	40,000	47,900

		2,370,207
Sovereign Bonds 1.6%
Federal Republic of Brazil:
5.625%, 1/7/2041	150,000	175,500
6.0%, 1/17/2017	100,000	116,400
7.125%, 1/20/2037	40,000	55,500
8.875%, 10/14/2019	80,000	112,200
8.875%, 4/15/2024	80,000	122,600
Province of Ontario:
4.0%, 10/7/2019	245,000	279,502
4.4%, 4/14/2020	200,000	233,533
4.5%, 2/3/2015	125,000	134,188
4.95%, 11/28/2016	25,000	28,743
Province of Quebec:
4.625%, 5/14/2018	40,000	46,640
5.125%, 11/14/2016	40,000	46,188
Series NN, 7.125%, 2/9/2024	80,000	110,554
Series PD, 7.5%, 9/15/2029	80,000	119,386
Republic of Colombia, 4.375%, 7/12/2021	250,000	279,625
Republic of Italy:
5.375%, 6/12/2017	100,000	108,440
5.375%, 6/15/2033	80,000	79,948
Republic of Korea:
4.875%, 9/22/2014	40,000	42,379
5.125%, 12/7/2016	100,000	114,795
Republic of Panama:
5.2%, 1/30/2020	100,000	116,600
7.25%, 3/15/2015	80,000	89,200
Republic of Peru:
6.55%, 3/14/2037	40,000	54,200
7.35%, 7/21/2025	115,000	162,322
Republic of Poland, 6.375%, 7/15/2019	165,000	202,711
Republic of South Africa, 6.875%, 5/27/2019	100,000	121,750
State of Israel, 5.125%, 3/26/2019	100,000	116,500
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	234,080

		3,303,484
U.S. Government Sponsored Agencies 5.3%
Federal Home Loan Bank:
0.5%, 11/20/2015	1,230,000	1,233,339
1.0%, 6/21/2017	820,000	831,026
Federal Home Loan Mortgage Corp.:
1.0%, 8/20/2014	822,000	829,777
2.375%, 1/13/2022	411,000	427,919
2.5%, 5/27/2016	822,000	872,478
2.875%, 2/9/2015	822,000	861,588
3.75%, 3/27/2019	622,000	714,341
6.25%, 7/15/2032	100,000	145,878
6.75%, 9/15/2029	3,000	4,470
Federal National Mortgage Association:
0.5%, 5/27/2015	572,000	574,044
0.5%, 7/2/2015	822,000	824,038
0.75%, 12/19/2014	1,643,000	1,655,029
0.875%, 8/28/2014	1,100,000	1,108,996
6.25%, 5/15/2029	105,000	149,082
7.125%, 1/15/2030	41,000	63,281
7.25%, 5/15/2030	164,000	257,136
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	236,047

		10,788,469
U.S. Treasury Obligations 33.4%
U.S. Treasury Bonds:
3.5%, 2/15/2039	822,000	893,797
3.875%, 8/15/2040	411,000	475,412
4.25%, 5/15/2039	1,006,000	1,236,279
4.375%, 2/15/2038	464,000	580,072
4.5%, 2/15/2036	41,000	52,076
4.5%, 8/15/2039	1,027,000	1,311,351
4.625%, 2/15/2040	904,000	1,176,895
6.0%, 2/15/2026	316,000	449,806
6.25%, 8/15/2023	986,000	1,395,498
7.25%, 8/15/2022	341,000	506,491
7.625%, 11/15/2022	74,000	112,995
7.875%, 2/15/2021	1,068,000	1,587,816
8.0%, 11/15/2021	464,000	707,020
U.S. Treasury Notes:
0.625%, 8/31/2017	3,286,000	3,282,661
0.625%, 11/30/2017	2,108,000	2,100,919
0.75%, 12/31/2017 (a)	2,465,000	2,468,274
0.875%, 11/30/2016	1,643,000	1,665,591
0.875%, 2/28/2017	5,751,000	5,824,682
1.375%, 11/30/2015	1,643,000	1,688,439
1.625%, 8/15/2022	2,465,000	2,433,224
2.0%, 11/15/2021	822,000	847,687
2.0%, 2/15/2022	1,643,000	1,689,081
2.125%, 11/30/2014	1,643,000	1,694,472
2.125%, 8/15/2021	4,519,000	4,722,355
2.25%, 1/31/2015	1,643,000	1,703,522
2.25%, 3/31/2016	2,286,000	2,414,587
2.375%, 8/31/2014	2,465,000	2,540,202
2.375%, 9/30/2014	986,000	1,017,814
2.625%, 7/31/2014	1,849,000	1,908,732
2.625%, 2/29/2016	1,438,000	1,532,369
2.625%, 8/15/2020	1,849,000	2,019,600
3.0%, 8/31/2016	1,643,000	1,784,709
3.25%, 3/31/2017	2,875,000	3,180,693
3.375%, 11/15/2019 (a)	1,232,000	1,410,256
3.625%, 8/15/2019	2,054,000	2,378,789
3.625%, 2/15/2020	822,000	955,061
3.625%, 2/15/2021	1,643,000	1,914,095
3.75%, 11/15/2018	390,000	451,425
4.5%, 11/15/2015	1,216,000	1,348,335
4.5%, 2/15/2016	542,000	606,320
4.875%, 8/15/2016	1,992,000	2,287,688

		68,357,090

Total Government & Agency Obligations (Cost $79,015,670)		84,819,250
Municipal Bonds and Notes 1.0%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	99,743
California, State Build America Bonds, 7.55%, 4/1/2039	75,000	108,805
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029	80,000	92,955
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	40,000	49,614
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035	40,000	51,976
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	80,000	104,540
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	95,249
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	50,426
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	245,000	288,512
Series B, 6.561%, 12/15/2040	40,000	53,290
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	24,380
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	98,686
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.724%, 6/15/2042	80,000	104,464
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	80,000	109,226
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	46,244
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	25,526
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	94,931
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	41,878
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	125,000	154,854
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	52,482
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	40,000	46,254
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	49,128
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	51,284
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	43,832
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	49,783

Total Municipal Bonds and Notes (Cost $1,642,810)		1,988,062

	Shares	Value ($)
Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 0.14% (d) (e) (Cost $2,749,186)	2,749,186	2,749,186
Cash Equivalents 0.6%
Central Cash Management Fund, 0.12% (Cost $1,161,237)	1,161,237	1,161,237

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $192,393,381) †	101.6	207,691,463
Other Assets and Liabilities, Net	(1.6)	(3,343,754)

Net Assets	100.0	204,347,709

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

†
The cost for federal income tax purposes was $192,469,679.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $15,221,784.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,556,938 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $335,154.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $2,688,121, which is 1.3% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(f)
Corporate Bonds	$—	$49,673,578	$—	$49,673,578
Mortgage-Backed Securities Pass-Throughs	—	63,016,838	—	63,016,838
Asset-Backed	—	754,695	—	754,695
Commercial Mortgage-Backed Securities	—	3,528,617	—	3,528,617
Government & Agency Obligations	—	84,819,250	—	84,819,250
Municipal Bonds and Notes	—	1,988,062	—	1,988,062
Short-Term Investments(f)	3,910,423	—	—	3,910,423
Total	$3,910,423	$203,781,040	$—	$207,691,463

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013